OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Mark-to-market swaps valuation:
Operating lease, liability, current, statement of financial position [Extensible List]	Other current liabilities	Other current liabilities
Deferred operating lease and advance charter hire revenue	$ 28,742	$ 23,645
Unfavorable contract liabilities	15,767	16,998
Current portion of operating lease liability	866	1,112
Debt guarantee liability	0	761
Other payables	2,313	205
Intangible assets, net	629	825
Receivable from charterers	1,646	0
Carbon Credit
Mark-to-market swaps valuation:
Other payables	2,300
Intangible assets, net	600	0
Receivable from charterers	1,700
Nonrelated Party
Mark-to-market swaps valuation:
Other current liabilities	47,688	43,654
Interest rate swap
Mark-to-market swaps valuation:
Market-to-market liability on interest rate swaps	$ 0	$ 933